Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lease obligations

Lease obligations as at December 31 are as follows:

	2023			2022
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	20,304	8,083	28,387	12,942	8,929	21,871
Total	20,304	8,083	28,387	12,942	8,929	21,871

Schedule of non-current payment obligations under leases by maturity

The detail, by maturity, of the future payment obligations under leases as of December 31, 2023 is as follows:

Lease payments
2024	8,083
2025	5,226
2026	3,111
2027	2,563
2028	2,087
2029 and after	7,317
Total	28,387

Schedule of effect on components of consolidated financial statements

	2023	2022
	US$'000	US$'000
Balance at January 1,	(21,871)	(18,358)
Additions	(16,707)	(14,979)
Disposals and other	946	713
Interest	(1,715)	(1,587)
Lease payments	11,363	11,590
Exchange differences	(403)	750
Balance at December 31,	(28,387)	(21,871)

Schedule of leases presented in the statement of financial position

	2023	2022
	US$'000	US$'000
Non-current assets (Note 8)
Leased land and buildings	26,071	21,245
Leased plant and machinery	41,314	31,358
Accumulated depreciation	(42,540)	(34,622)

Non-current liabilities
Lease liabilities	(20,304)	(12,942)

Current liabilities
Lease liabilities	(8,083)	(8,929)

Schedule of leases presented in the consolidated income statement

	2023	2022
	US$'000	US$'000
Depreciation and amortization charges
Depreciation of right-of-use assets	7,918	4,767

Finance costs
Interest expense on lease liabilities	1,715	1,587

Exchange differences
Currency translation losses on lease liabilities	(403)	750
Currency translation gains on right-of-use assets	(69)	(812)

Schedule of leases presented in the statement of cash flows

	2023	2022
	US$'000	US$'000
Payments for:
Principal	9,648	10,003
Interest	1,715	1,587